SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Short Term Deposit Weighted Average Interest Rate	0.68%
Percentage of Severance Pay	8.33%
Severance Costs	$ 102	$ 26	$ 18
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent, Total	50.00%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,053,055	873,031	537,690